Fair Value Measurements - Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Detail) - Level 3 of fair value hierarchy [member]
	12 Months Ended
	Oct. 31, 2020 Point Times	Oct. 31, 2019 Point Times
Bottom of range [member] | Market comparable [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Bottom of range [member] | Discounted cash flow [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Inflation rate swap curve	1.00%	1.00%
Bottom of range [member] | Swaption Model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility		27.00%
Bottom of range [member] | Swaption Model [member] | Trading deposits [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	21.00%	25.00%
Bottom of range [member] | Option model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Funding ratio	60.00%	60.00%
Bottom of range [member] | Option model [member] | Foreign exchange contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	4.00%	4.00%
Bottom of range [member] | Option model [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Price correlation	(16.00%)	(19.00%)
Quanto correlation	10.00%	10.00%
Equity volatility	8.00%	7.00%
Bottom of range [member] | Option model [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Quanto correlation	(66.00%)	(66.00%)
Swaption correlation	73.00%	44.00%
Bottom of range [member] | Option model [member] | Trading deposits [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Price correlation	(16.00%)	(19.00%)
Quanto correlation	(35.00%)	(43.00%)
Equity volatility	7.00%	7.00%
Bottom of range [member] | Option model [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Funding ratio	1.00%	2.00%
Bottom of range [member] | Government and government-related securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Bond price equivalent | Point	19	101
Bottom of range [member] | Equity securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Price equivalent	23.00%	79.00%
Bottom of range [member] | Equity securities [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	9.00%	9.00%
Bottom of range [member] | Equity securities [member] | EBITDA Multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple		3.5
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	20.00%	8.00%
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | EBITDA Multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple	1.5	1.1
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | Price-based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Net Asset Value	n/a	n/a
Top of range [member] | Market comparable [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Top of range [member] | Discounted cash flow [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Inflation rate swap curve	2.00%	2.00%
Top of range [member] | Swaption Model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility		325.00%
Top of range [member] | Swaption Model [member] | Trading deposits [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	462.00%	325.00%
Top of range [member] | Option model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Funding ratio	75.00%	75.00%
Top of range [member] | Option model [member] | Foreign exchange contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	18.00%	12.00%
Top of range [member] | Option model [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Price correlation	95.00%	97.00%
Quanto correlation	68.00%	68.00%
Dividend yield	10.00%	8.00%
Equity volatility	117.00%	124.00%
Top of range [member] | Option model [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Quanto correlation	(46.00%)	(46.00%)
Swaption correlation	85.00%	56.00%
Top of range [member] | Option model [member] | Trading deposits [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Price correlation	98.00%	97.00%
Quanto correlation	68.00%	68.00%
Dividend yield	11.00%	16.00%
Equity volatility	284.00%	96.00%
Top of range [member] | Option model [member] | Financial liabilities designated at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Funding ratio	70.00%	70.00%
Top of range [member] | Government and government-related securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Bond price equivalent | Point	116	158
Top of range [member] | Other debt securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Bond price equivalent | Point	111	113
Top of range [member] | Equity securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Price equivalent	23.00%	80.00%
Top of range [member] | Equity securities [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	9.00%	9.00%
Top of range [member] | Equity securities [member] | EBITDA Multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple		3.5
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	20.00%	20.00%
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | EBITDA Multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple	16.0	6.7
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | Price-based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Net Asset Value	n/a	n/a